Schedule of Investments (unaudited)
August 31, 2026
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 Franklin Pennsylvania Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 88.5%
Guam — 1.9%
Guam Government, GO, Series 2019	5.000%	11/15/31	$455,000	$470,424 (a)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,300,000	1,196,157
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	425,000	432,024
Total Guam				2,098,605
Pennsylvania — 84.2%
Adams County, PA, General Authority Revenue:
Brethren Home Community Project, Series A, Refunding	5.000%	6/1/54	100,000	95,201
Brethren Home Community Project, Series A, Refunding	5.000%	6/1/59	400,000	376,600
Allegheny County, PA, Airport Authority Revenue:
Series A, AG	4.000%	1/1/46	750,000	670,887 (a)
Series A, AG	5.500%	1/1/50	1,000,000	1,037,197 (a)
Series B, AG	5.250%	1/1/53	1,000,000	1,023,040
Allegheny County, PA, HDA Revenue, Allegheny Health Network Obligated Group, Series A, Refunding	4.000%	4/1/44	2,000,000	1,789,539
Allegheny County, PA, Highlands School District, GO, Series 2023, AG, State Aid Withholding	4.000%	4/15/40	500,000	489,821
Allentown, PA, City School District, GO, Series 2026, BAM, State Aid Withholding	5.000%	6/1/49	1,000,000	1,011,815
Allentown, PA, Commercial & IDA Revenue, Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/45	550,000	517,311 (b)
Bellefonte, PA, Area School District, GO, Series A, Refunding, State Aid Withholding	5.000%	5/15/48	1,000,000	1,022,002
Berks County, PA, IDA, Revenue, Delaware Valley University Project, Series B, Refunding	5.000%	11/1/42	250,000	222,510
Bethlehem, PA, Redevelopment Authority Revenue, Moravian University Project, Series 2024	5.500%	10/1/54	1,500,000	1,488,005
Bucks County, PA, Bensalem Township School District, GO, Series A, Refunding, BAM, State Aid Withholding	5.000%	6/1/38	1,000,000	1,062,371
Butler County, PA, Butler Area School District, GO, Series B, AG, State Aid Withholding	5.000%	10/1/37	425,000	456,790
Cheltenham Township, PA, IDA Revenue, Arcadia University, Series 2024, Refunding	5.750%	4/1/54	350,000	324,677
Chester County, PA, Downingtown Area School District, GO, Series B, State Aid Withholding	5.000%	11/1/42	1,000,000	1,056,203
Chester County, PA, GO, Series B, Refunding	5.000%	7/15/36	750,000	823,654
Chester County, PA, IDA Revenue:
Collegium Charter School Project, Series 2022, Refunding	6.000%	10/15/52	750,000	695,987 (b)
Colleguim Charter School Project, Series A	5.125%	10/15/37	225,000	210,273
University Student Housing LLC Project, West Chester University of Pennsylvania, Series A	5.000%	8/1/45	1,000,000	940,833
Commonwealth of Pennsylvania, GO:
Series 2026	5.000%	4/1/41	1,000,000	1,064,265
Series 2026	5.000%	4/1/42	1,000,000	1,060,376
Series C	4.000%	9/1/43	1,235,000	1,181,401
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, Series 2019, Refunding	5.000%	1/1/45	500,000	477,890
Cumberland Valley, PA, School District, GO, Series A, AG, State Aid Withholding	5.000%	11/15/44	1,500,000	1,543,685
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Pennsylvania Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Dallas Area, PA, Municipal Authority Revenue, Misericordia University Project, Series 2014, Refunding	5.000%	5/1/29	$945,000	$945,253
Dauphin County, PA, Central Dauphin School District, GO, Series A, State Aid Withholding	5.000%	2/1/46	1,100,000	1,132,190
Delaware County, PA, GO:
Series 2024	5.000%	8/1/48	1,000,000	1,028,192
Series 2025	5.000%	8/1/49	1,000,000	1,032,315
Delaware County, PA, Interboro School District, GO, Series 2024, AG, State Aid Withholding	5.500%	8/15/63	1,250,000	1,306,312
Delaware County, PA, Marple Newtown School District, GO:
Series A, State Aid Withholding	5.000%	6/1/42	720,000	767,620
Series A, State Aid Withholding	5.000%	6/1/46	750,000	784,937
Lackawanna County, PA, IDA Revenue, Refunding	4.000%	11/1/40	1,500,000	1,333,206
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, County Guaranty, Series B, Refunding, County GTD	4.000%	5/1/49	1,000,000	894,784
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	1,000,000	985,134
Masonic Villages Project, Refunding	5.125%	11/1/38	1,000,000	1,049,945
Masonic Villages Project, Series A, Refunding	5.000%	11/1/35	470,000	509,571
Moravian Manors Inc. Project, Series A	5.000%	6/15/44	1,235,000	1,137,183
Moravian Manors Inc. Project, Series A	5.000%	6/15/49	1,000,000	871,378
Saint Anne’s Retirement Community, Incorporated Project, Refunding	5.000%	3/1/45	500,000	455,035
Lancaster County, PA, Municipal Authority Revenue, Luthercare Project, Series A, Refunding	5.000%	12/1/55	500,000	476,966
Lancaster, PA, IDA Revenue:
Landis Homes Retirement Community Project, Refunding	4.000%	7/1/51	500,000	404,626
Landis Homes Retirement Community Project, Refunding	4.000%	7/1/56	1,030,000	791,174
Willow Valley Communities Project	4.000%	12/1/49	1,550,000	1,256,288
Lebanon County, PA, Cornwall Lebanon School District, GO, Series 2026, State Aid Withholding	5.000%	2/15/42	550,000	574,323
Lehigh County, PA, General Purpose Authority Hospital Revenue, St. Luke’s University Health Network Project, Series A, Refunding	5.000%	8/15/40	750,000	779,059
Lehigh County, PA, General Purpose Authority Revenue, Muhlenberg College Project, Refunding	5.250%	2/1/54	1,600,000	1,535,715
Mccandless, PA, IDA Revenue, Shady Side Academy Project, Series A	5.250%	8/1/41	300,000	316,344
Montgomery and Bucks Counties, PA, North Penn School District, GO, Series 2026, State Aid Withholding	5.000%	3/1/51	1,500,000	1,529,696
Montgomery County, PA, IDA Revenue, Acts Retirement-Life Communities, Inc. Obligated Group, Series C	4.000%	11/15/43	550,000	507,493
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	425,000	378,728
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	538,761
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	653,807
Montgomery County, PA, Norristown Area School District, GO, Series A, State Aid Withholding	5.000%	10/1/48	350,000	355,516
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series A1, Refunding	5.250%	8/15/53	1,000,000	1,008,923
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

 Franklin Pennsylvania Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsbury School District, Bucks County, PA, GO, State Aid Withholding	5.000%	8/1/44	$1,000,000	$1,032,867
Pennsylvania State HEFA Revenue:
Thomas Jefferson University, Fixed Rate Revenue Bonds, Series B2, Refunding	5.500%	11/1/54	1,000,000	1,016,471
University of Pennsylvania Health Systems, Series 2025, Refunding	5.000%	8/15/55	1,000,000	1,005,848
University of Pennsylvania Health Systems, Series 2025, Refunding	5.500%	8/15/55	1,000,000	1,047,617
University Properties Inc. Student Housing Project, Series A, Refunding	5.000%	7/1/35	730,000	694,907
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	500,000	502,245
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,000,000	1,001,406 (a)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project, Series 2022, AG	5.750%	12/31/62	400,000	415,388 (a)
Tax-Exempt Private Activity, The Pennsylvania Rapid Bridge Replacement Project, Series 2015	5.000%	12/31/34	250,000	250,327 (a)
Tax-Exempt Private Activity, UPMC Revenue Bonds, Series A, Refunding	5.000%	2/15/39	1,500,000	1,554,507
UPMC Revenue Bonds, Series A, Refunding	5.250%	12/15/51	1,500,000	1,535,573
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue, Procter & Gamble Paper Products Co. 2001	5.375%	3/1/31	1,155,000	1,260,023 (a)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	650,000	659,134
Pennsylvania State Financing Authority Revenue, Guaranteed Revenue Bonds, Penn Hills Project, Series B, Refunding, AMBAC, Municipal Government GTD	0.000%	12/1/27	1,000,000	959,673
Pennsylvania State HFA Revenue, Single Family Mortgage Revenue Bonds, Series 150A, Refunding	4.900%	10/1/40	1,000,000	1,011,040
Pennsylvania State Higher Education Assistance Agency, Revenue, Series A	4.250%	6/1/47	1,100,000	1,046,926 (a)
Pennsylvania State Higher EFA Revenue:
Drexel University, Series 2026, Refunding	5.000%	5/1/36	1,000,000	1,052,834
University of Pennsylvania Health Systems, Series B, Refunding	5.000%	8/15/42	500,000	519,186 (c)
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue:
Series A	5.250%	12/1/53	1,100,000	1,141,351
Series C	0.000%	12/1/38	3,000,000	1,760,856
Pennsylvania State Turnpike Commission Revenue:
Series A	5.250%	12/1/55	1,000,000	1,026,809
Series B	5.250%	12/1/55	1,580,000	1,636,291
Subordinated, Series A	4.750%	12/1/37	1,000,000	1,002,572
Pennsylvania State University Revenue:
Series A, Refunding	5.250%	9/1/51	1,000,000	1,049,888 (c)
Series A, Refunding	5.000%	9/1/56	1,000,000	1,015,552 (c)
Philadelphia School District, PA, GO, Series A, State Aid Withholding	5.500%	9/1/51	1,000,000	1,062,519
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	1,000,000	972,509 (b)
Charter School Revenue, Mast Community Charter School Ii Project, Series 2020	5.000%	8/1/40	615,000	604,232
Charter School Revenue, West Project, Series 2019	5.000%	6/15/50	1,375,000	1,227,388
Multi-Family Housing Revenue, University Square Apartments Project, Tax Exempt, Class 3, Series 2017	5.250%	12/1/47	300,000	301,699 (b)(d)
St. Joseph’s University, Series 2017	5.000%	11/1/47	495,000	502,597 (d)
St. Joseph’s University, Series 2017, Unrefunded	5.000%	11/1/47	505,000	491,822
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Franklin Pennsylvania Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
University Revenue Bonds, Saint Joseph’s University Project, Series 2022	5.500%	11/1/60	$1,000,000	$1,018,143
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,507,729
Philadelphia, PA, Housing Authority Revenue:
GTD Revenue Bonds, PHADC Acquisition Program, Series A	5.250%	3/1/43	500,000	516,766
GTD Revenue Bonds, PHADC Acquisition Program, Series A	5.250%	3/1/45	500,000	509,645
Philadelphia, PA, Redevelopment Authority Revenue:
City Service Agreement Revenue Bonds, Tax-Exempt Bonds, Series B	5.000%	9/1/43	1,250,000	1,295,968
City Service Agreement Revenue Bonds, Tax-Exempt Bonds, Series B	5.000%	11/1/43	1,000,000	1,051,498
Pittsburgh School District & Allegheny County, PA, GO, Series 2021, State Aid Withholding	3.000%	9/1/38	995,000	835,266
Pittsburgh, Commonwealth, PA, GO, Capital Improvement Bonds, Series 2024	5.000%	9/1/44	400,000	413,870
Pittsburgh, PA, Water and Sewer Authority, Sewer System Revenue, Series A, Refunding	5.000%	9/1/45	650,000	679,101
Southeastern Pennsylvania Transportation Authority Revenue, Asset Improvement Program, Series 2022	5.250%	6/1/52	1,750,000	1,798,875
Union County, PA, HEFA Revenue, Bucknell University, Series A	5.000%	10/1/34	1,000,000	1,110,892
West Cornwall Township, PA, Municipal Authority Revenue:
Lebanon Valley Brethren Home Project, Series A, Refunding	4.000%	11/15/36	365,000	357,158
Lebanon Valley Brethren Home Project, Series A, Refunding	4.000%	11/15/41	505,000	463,717
Lebanon Valley Brethren Home Project, Series A, Refunding	4.000%	11/15/46	525,000	458,526
Wilkes-Barre Area, PA, School District, GO, Series 2019, BAM, State Aid Withholding	5.000%	4/15/59	1,000,000	1,003,320
Wilkes-Barre, PA, Finance Authority Revenue, Wilkes University Project, Refunding	4.000%	3/1/42	1,400,000	1,132,616
Total Pennsylvania				91,497,954
Puerto Rico — 0.7%
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	350,000	339,490
Restructured, Series A-1	4.000%	7/1/41	500,000	464,410
Total Puerto Rico				803,900
South Carolina — 0.6%

South Carolina State Jobs - EDA Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	730,000	658,609
Texas — 0.2%

Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	195,000	190,119 (b)
U.S. Virgin Islands — 0.3%

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	320,000	332,747
Washington — 0.6%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	600,000	648,100
Total Investments before Short-Term Investments (Cost — $99,257,742)				96,230,034
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

 Franklin Pennsylvania Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Short-Term Investments — 12.5%
Money Market Funds — 11.7%
Putnam Government Money Market Fund, Class P Shares (Cost — $12,662,467)	3.420%		12,662,467	$12,662,467 (e)(f)
		Maturity Date	Face Amount
Municipal Bonds — 0.8%
Pennsylvania — 0.8%
Philadelphia, PA, Authority for IDR, The Children’s Hospital of Philadelphia Project, Series B-2, SPA - JPMorgan Chase & Co. (Cost — $900,000)	3.000%	7/1/54	$900,000	900,000 (g)(h)

Total Short-Term Investments (Cost — $13,562,467)				13,562,467
Total Investments — 101.0% (Cost — $112,820,209)				109,792,501
Liabilities in Excess of Other Assets — (1.0)%				(1,069,869)
Total Net Assets — 100.0%				$108,722,632

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $12,662,467 and the cost was $12,662,467 (Note 2).

(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
UPMC	—	University of Pittsburgh Medical Center
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Pennsylvania Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$96,230,034	—	$96,230,034
Short-Term Investments†:
Money Market Funds	$12,662,467	—	—	12,662,467
Municipal Bonds	—	900,000	—	900,000
Total Short-Term Investments	12,662,467	900,000	—	13,562,467
Total Investments	$12,662,467	$97,130,034	—	$109,792,501

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$7,288,407	$22,634,874	22,634,874	$17,260,814	17,260,814

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$51,193	—	$12,662,467

Franklin Pennsylvania Municipal Income ETF 2026 Quarterly Report